Accounts Payable And Provisions (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Provisions

	December 31, 2015	December 31, 2014
Trade payables	155.3	170.2
Accruals	168.7	212.1
Payroll and other compensation	46.8	48.9
Leave pay accrual	34.5	37.9
Short-term portion of the South Deep Dividend liability	1.3	1.7
Other [1]	9.6	27.7

	416.2	498.5

(1)	Included in other payables is $1.5 million (fiscal 2014: $10.3 million) relating to oil derivative contracts. Refer note 19 for further details.